DISAGGREGATED REVENUES (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration of credit risk, Total	0.00%	0.00%	100.00%
Customer F [Member]
Construction, concentration of credit risk		28.40%
Customer C [Member]
Construction, concentration of credit risk		52.90%
Customer D [Member]
Construction, concentration of credit risk		14.30%
Repair and Maintanence, concentration of credit risk		35.20%
Customer G [Member]
Construction, concentration of credit risk		18.50%
Customer H [Member]
Repair and Maintanence, concentration of credit risk		24.90%
Customer I [Member]
Repair and Maintanence, concentration of credit risk		13.70%
Customer J [Member]
Repair and Maintanence, concentration of credit risk		12.30%
Customer E [Member]
Construction, concentration of credit risk		31.10%
Customer B [Member]
Construction, concentration of credit risk		39.70%
Concentration of credit risk, Total		30.20%
Customer A [Member]
Construction, concentration of credit risk		44.40%
Concentration of credit risk, Total		33.80%